SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	1 Months Ended	3 Months Ended
	Dec. 31, 2020	Mar. 31, 2021	Feb. 16, 2021
Summary of Significant Accounting Policies [Line Items]
Offering costs	$ 165,778	$ 8,855,000	$ 14,438,150
Federal depository insurance coverage	$ 250,000	$ 250,000
Subsequent Event
Summary of Significant Accounting Policies [Line Items]
Offering costs			$ 14,438,150